UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21734

PIMCO Global StocksPLUS & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:      212-739-3371

Date of fiscal year end:          March 31, 2009

Date of reporting period:      September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Global StocksPLUS & Income Fund

Semi-Annual Report
September 30, 2008

PIMCO Global StocksPLUS & Income Fund Letter to Shareholders

November 21, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Global StocksPLUS & Income Fund (the “Fund”) for the six-month period ended September 30, 2008.

Global stock and bond markets weakened during the period as sub-prime mortgage exposure led to instability among banking institutions and tight credit throughout the economy. In this environment, investors shunned all but the safest of government securities, international equity markets trailed domestic stock indexes. The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) returned (22.35)% in U.S. dollar-denominated terms compared to the S&P 500 Index return of (10.87)%. The strengthening of the U.S. dollar figured prominently in comparison. In returns measured in local currencies, the MSCI EAFE Index returned (13.43)% for the reporting period. The broad bond market fared better with the Lehman Brothers Aggregate Bond Index returning (0.50)%.

For specific information on the Fund including performance, please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  1

PIMCO Global StocksPLUS & Income Fund Fund Insights/Performance & Statistics
September 30, 2008 (unaudited)

•	For the fiscal six-month period ended September 30, 2008, the Fund had a net asset value (“NAV”) return of (22.14)% and a market price return of (31.22)%.

•

The Fund’s exposure to the Morgan Stanley Capital International “Europe, Australasia, Far East” Index (MSCI EAFE) averaged 55% during the six-month period ended on September 30, 2008. With the backdrop of the global financial crisis, the MSCI EAFE Index ended the period with a total return of (22.30)%, the sharpest six-month decline since 1975.

•

The Fund had an average of 45% exposure to the domestic equity market via S&P 500 futures contracts, along with an option strategy that generated gains and limited downside risk during the six-month period. The option strategy used the premium from written at- or slightly out-of-the money call options to generate returns and also purchase out-of-money put options to limit losses. The S&P 500 Index posted a total return of (10.87)% for the six-month period. Overall, the domestic equity strategies modestly outperformed the S&P 500 index. As part of the equity option strategy, written calls generated premiums, and purchased puts appreciated in value during market declines. Dampening outperformance from gains on option positions was a combination of forgone upside potential during periods of equity market appreciation and partial exposure to downside returns during market declines.

Income and valuation changes were generated in the Fund’s diversified fixed-income portfolio which collateralizes the equity positions. Highlights of fixed-income performance were:

•

The fixed-income portfolio had an average duration of 1.8 years during the six-month period. Interest rate strategies hurt performance as U.S. dollar swap rates increased substantially amid elevated concerns of counterparty risk. The two-year U.S. dollar swap rate increased 103 basis points to 3.45% during this six-month period.

•

Positions in high quality mortgages generated attractive income. Although mortgages were not immune from the volatile market conditions, income outweighed negative price returns and outperformed like-duration Treasuries.

•

The Fund had an average of 30% exposure to emerging market bonds, including sovereign debt of Brazil, Russia, and Ukraine during the six-month period. Income from these positions was offset by negative price returns as spreads widened in the midst of global risk reduction.

•

On average, high-yield bonds comprised approximately 20% of the Fund during the six-month period. These positions detracted from performance as the prices of the high-yield bonds were pushed lower due to increased risk aversion.

2 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Fund Insights/Performance & Statistics
September 30, 2008 (unaudited)

Total Return(1):	Market Price	NAV

Six Months	(31.22)%	(22.14)%

1 Year	(32.51)%	(30.10)%

3 Year	(5.66)%	(2.76)%

Commencement of Operations (5/31/05) to 9/30/08	(5.51)%	(0.04)%

Market Price/NAV Performance:

Commencement of Operations (5/31/05) to 9/30/08

Market Price/NAV:

Market Price	$14.44

NAV	$16.92

Discount to NAV	(14.65)%

Market Price Yield(2)	15.24%

Moody’s Rating (as a % of total investments)

(1) Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market price per share (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised from net investment income) payable to shareholders by the market price per share at September 30, 2008.

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 3

PIMCO Global StocksPLUS & Income Fund   Schedule of Investments
September 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

U.S. GOVERNMENT AGENCY SECURITIES—80.0%
	Fannie Mae,
$1,059	5.50%, 11/1/34, MBS (i)	Aaa/AAA	$1,058,584
911	5.50%, 1/1/35, MBS (i)	Aaa/AAA	909,403
7,058	5.50%, 2/1/48, MBS (i)	Aaa/AAA	6,879,377
8,123	5.50%, 4/1/48, MBS (i)	Aaa/AAA	7,917,048
5,663	5.50%, 6/1/48, MBS (i)	Aaa/AAA	5,519,649
7,393	6.00%, 3/1/30, MBS (i)	Aaa/AAA	7,514,406
7,232	6.00%, 5/25/31, CMO (i)	Aaa/AAA	7,310,153
660	6.00%, 10/1/35, MBS (i)	Aaa/AAA	669,241
60	6.00%, 6/1/36, MBS (i)	Aaa/AAA	60,980
698	6.00%, 7/1/36, MBS (i)	Aaa/AAA	708,050
933	6.00%, 8/1/36, MBS (i)	Aaa/AAA	946,092
2,559	6.00%, 9/1/36, MBS (i)	Aaa/AAA	2,595,730
1,242	6.00%, 10/1/36, MBS (i)	Aaa/AAA	1,259,313
86	6.00%, 5/1/37, MBS (i)	Aaa/AAA	87,292
25	6.00%, 6/1/37, MBS (i)	Aaa/AAA	25,765
2,877	6.00%, 11/1/37, MBS (i)	Aaa/AAA	2,917,173
862	6.00%, 12/1/37, MBS (i)	Aaa/AAA	874,636
460	6.00%, 1/1/38, MBS (i)	Aaa/AAA	466,895
71	6.00%, 3/1/38, MBS (i)	Aaa/AAA	71,828
3,673	6.00%, 5/1/38, MBS (i)	Aaa/AAA	3,724,929
1,666	6.50%, 2/1/30, MBS (i)	Aaa/AAA	1,718,602
10	6.50%, 6/1/31, MBS (i)	Aaa/AAA	9,971
144	6.50%, 9/1/31, MBS (i)	Aaa/AAA	147,703
270	6.50%, 11/1/31, MBS (i)	Aaa/AAA	277,020
460	6.50%, 7/1/32, MBS (i)	Aaa/AAA	471,014
632	6.50%, 9/1/32, MBS (i)	Aaa/AAA	644,804
803	6.50%, 2/25/33, CMO (i)	Aaa/AAA	823,670
184	6.50%, 10/1/33, MBS (i)	Aaa/AAA	190,171
490	6.50%, 12/1/33, MBS (i)	Aaa/AAA	503,199
346	6.677%, 11/1/28, FRN, MBS (i)	Aaa/AAA	357,404
960	6.95%, 8/25/21, CMO (i)	Aaa/AAA	1,018,073
700	7.00%, 8/25/21, CMO (i)	Aaa/AAA	733,362
858	7.00%, 9/25/21, CMO (i)	Aaa/AAA	898,634
179	7.00%, 12/25/23, CMO	Aaa/AAA	176,778
1,081	7.00%, 11/1/24, MBS (i)	Aaa/AAA	1,137,914
231	7.00%, 2/1/31, MBS (i)	Aaa/AAA	241,592
180	7.00%, 6/25/32, CMO	Aaa/AAA	187,388
59	7.00%, 1/25/48, CMO	Aaa/AAA	61,979
86	7.50%, 7/25/22, CMO	Aaa/AAA	91,282
121	7.50%, 6/1/32, MBS (i)	Aaa/AAA	128,071
22	7.50%, 10/1/32, MBS (i)	Aaa/AAA	23,262
1,703	7.50%, 2/25/42, CMO, VRN (i)	Aaa/AAA	1,794,098
93	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	99,610

4  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

U.S. GOVERNMENT AGENCY SECURITIES (continued)
$230	8.00%, 3/25/21, CMO	Aaa/AAA	$246,624
3,562	8.00%, 8/1/32, MBS (i)	Aaa/AAA	3,880,265
43	8.50%, 1/25/25, CMO	Aaa/AAA	45,766
	Fannie Mae Whole Loan, CMO,
94	6.50%, 6/25/28,	Aaa/AAA	98,396
326	10.194%, 12/25/42, VRN	Aaa/AAA	358,981
	Freddie Mac,
68	4.50%, 11/15/25, CMO	Aaa/AAA	68,210
2,486	6.00%, 10/1/36, MBS (i)	Aaa/AAA	2,524,399
2,000	6.50%, 10/15/23, CMO (i)	Aaa/AAA	2,075,558
719	6.50%, 4/15/24, CMO (i)	Aaa/AAA	748,089
2,514	6.50%, 6/15/31, CMO (i)	Aaa/AAA	2,594,212
2,884	6.50%, 8/15/31, CMO (i)	Aaa/AAA	3,008,879
4,236	6.50%, 2/15/32, CMO (i)	Aaa/AAA	4,361,156
929	6.50%, 2/1/34, MBS (i)	Aaa/AAA	952,251
345	6.50%, 3/1/34, MBS (i)	Aaa/AAA	352,673
559	6.50%, 5/1/34, MBS (i)	Aaa/AAA	574,188
2,888	6.50%, 7/1/34, MBS (i)	Aaa/AAA	2,964,419
151	6.50%, 8/1/34, MBS (i)	Aaa/AAA	154,778
360	6.50%, 11/1/34, MBS (i)	Aaa/AAA	368,359
399	6.50%, 11/1/36, MBS (i)	Aaa/AAA	409,388
782	6.50%, 4/1/37, MBS (i)	Aaa/AAA	803,254
785	6.50%, 7/1/37, MBS (i)	Aaa/AAA	805,526
239	6.50%, 8/1/37, MBS (i)	Aaa/AAA	244,956
1,725	6.50%, 9/1/37, MBS (i)	Aaa/AAA	1,770,743
567	6.50%, 10/1/37, MBS (i)	Aaa/AAA	582,324
2,676	6.50%, 11/1/37, MBS (i)	Aaa/AAA	2,747,861
1,531	6.50%, 12/1/37, MBS (i)	Aaa/AAA	1,571,751
2,162	6.50%, 1/1/38, MBS (i)	Aaa/AAA	2,220,076
3,925	6.50%, 2/1/38, MBS (i)	Aaa/AAA	4,029,428
2,783	6.50%, 3/1/38, MBS (i)	Aaa/AAA	2,857,697
4,819	6.50%, 4/1/38, MBS (i)	Aaa/AAA	4,947,678
1,647	6.50%, 5/1/38, MBS (i)	Aaa/AAA	1,690,872
984	6.50%, 7/1/38, MBS (i)	Aaa/AAA	1,010,635
620	6.95%, 7/15/21, CMO	Aaa/AAA	674,664
243	7.00%, 5/15/21, CMO	Aaa/AAA	254,733
94	7.00%, 12/15/21, CMO	Aaa/AAA	97,340
41	7.00%, 8/15/23, CMO	Aaa/AAA	43,104
100	7.00%, 6/15/29, CMO	Aaa/AAA	104,123
4,627	7.00%, 6/15/31, CMO (i)	Aaa/AAA	4,848,205
1,798	7.00%, 7/25/32, CMO, VRN	Aaa/AAA	1,890,363
2,144	7.00%, 8/1/36, MBS (i)	Aaa/AAA	2,216,475
33	7.50%, 2/15/23, CMO	Aaa/AAA	35,194
964	7.50%, 9/15/30, CMO (i)	Aaa/AAA	1,026,073

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  5

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
 September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

U.S. GOVERNMENT AGENCY SECURITIES (continued)
$28	7.50%, 1/15/31, CMO	Aaa/AAA	$28,570
116	8.00%, 3/15/23, CMO	Aaa/AAA	125,266
236	8.50%, 5/17/10, MBS (i)	Aaa/AAA	240,057
1,014	9.475%, 8/25/22, CMO, FRN (i)	Aaa/AAA	1,058,493
22	9.50%, 4/15/20, CMO	Aaa/AAA	22,998
123	Freddie Mac Structured Pass Through Securities,
	6.50%, 7/25/43, CMO	Aaa/AAA	126,403

	Total U.S. Government Agency Securities (cost—$126,975,279)		127,113,598

CORPORATE BONDS & NOTES—26.3%
	Airlines—3.5%
2,500	American Airlines, Inc., 6.817%, 11/23/12	B1/BB-	1,950,000
1,407	Continental Airlines, Inc., 8.048%, 5/1/22	Baa2/BBB	1,329,436
	United Air Lines, Inc.,
393	6.201%, 3/1/10	Ba2/BBB	381,009
2,379	6.636%, 1/2/24	Ba1/BBB-	1,837,148

			5,497,593

	Automotive—0.0%
100	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	80,000

	Banking—0.8%
1,500	UBS AG, 5.875%, 12/20/17	Aa2/AA-	1,334,166

	Financial Services—8.9%
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (f)	NR/BBB-	2,458,350
€4,600	General Electric Capital Corp., 4.625%, 9/15/66, FRN (a)(d)	Aa1/AA+	3,897,375
$2,000	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	B3/B-	890,514
2,000	Osiris Capital PLC, 7.791%, 7/15/12, FRN (a)(b)(d)	Ba1/BB+	2,013,085
5,000	Teco Finance, Inc., 6.75%, 5/1/15	Baa3/BB+	4,811,465

			14,070,789

	Healthcare & Hospitals—0.9%
	HCA, Inc.,
1,000	6.375%, 1/15/15	Caa1/B-	792,500
700	9.25%, 11/15/16	B2/BB-	682,500

			1,475,000

	Insurance—0.6%
1,000	Foundation Re II Ltd., 9.557%, 11/26/10, FRN (a)(b)(d)	NR/BB+	993,760

	Metals & Mining—1.7%
	Vale Overseas Ltd.,
1,250	6.25%, 1/11/16	Baa2/BBB+	1,200,964
700	6.25%, 1/23/17	Baa2/BBB+	657,195
1,000	6.875%, 11/21/36	Baa2/BBB+	892,954

			2,751,113

6  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
 September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

CORPORATE BONDS & NOTES (continued)
	Oil & Gas—2.5%
$4,000	Gazprom AG, 9.625%, 3/1/13	A3/BBB	$3,920,000

	Paper/Paper Products—1.4%
	Georgia-Pacific LLC (a)(d),
500	7.00%, 1/15/15	Ba3/BB-	457,500
2,000	7.125%, 1/15/17	Ba3/BB-	1,795,000

			2,252,500

	Printing/Publishing—0.1%
500	RH Donnelley Corp., 8.875%, 1/15/16	B3/B-	172,500

	Retail—1.6%
2,810	CVS Lease Pass Through, 5.88%, 1/10/28 (a)(d)	Baa2/BBB+	2,543,401

	Utilities—4.3%
2,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B2/B	1,750,000
	Nevada Power Co.,
2,500	6.50%, 5/15/18	Baa3/BBB	2,369,995
3,000	6.65%, 4/1/36	Baa3/BBB	2,666,706

			6,786,701

	Total Corporate Bonds & Notes (cost—$49,670,723)		41,877,523

MORTGAGE-BACKED SECURITIES—19.7%
207	Bear Stearns Asset Backed Securities,
	5.00%, 1/25/34, CMO	Aaa/AAA	176,745
1,661	Charlotte Gateway Village LLC,
	6.41%, 12/1/16, CMO (a)(d)(e)	NR/AA+	1,537,791
	Countrywide Alternative Loan Trust, CMO,
126	3.607%, 3/25/34, FRN	Aaa/AAA	110,966
293	6.25%, 9/25/34	Aaa/AAA	252,763
2,453	6.50%, 7/25/35	Aaa/AAA	1,767,796
	Countrywide Home Loan Mortgage Pass-Through Trust,
	CMO, FRN,
252	3.607%, 8/25/18	NR/AAA	244,614
380	3.667%, 9/25/34	Aaa/AAA	253,591
213	3.707%, 3/25/34	Aaa/NR	173,067
	First Horizon Asset Securities, Inc., CMO, FRN,
166	3.707%, 3/25/18	NR/AAA	165,781
437	5.108%, 10/25/34	Aaa/NR	388,283
1,801	6.198%, 2/25/36	A1/AAA	1,217,578
21	7.132%, 12/27/32	Aaa/AAA	20,857
286	First Republic Mortgage Loan Trust,
	2.788%, 8/15/32, CMO, FRN	Aaa/AAA	259,271

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  7

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

MORTGAGE-BACKED SECURITIES (continued)
$2,527	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (a)(d)	NR/NR	$2,410,427
	Harborview Mortgage Loan Trust, CMO, FRN,
35	3.30%, 3/19/35	Aaa/AAA	23,432
369	4.629%, 11/19/34	Aaa/AAA	347,397
¥117,120	JLOC 36 LLC, 1.188%, 2/28/16, CMO, FRN (a)(d)	Aaa/AAA	1,091,384
$1,654	JPMorgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	1,154,129
3,088	MASTR Reperforming Loan Trust, 8.00%, 7/25/35, CMO (d)	Aaa/AAA	3,266,612
534	Multi-Family Capital Access One, Inc., 8.825%, 1/15/24, CMO, VRN	NR/NR	557,299
	Nomura Asset Acceptance Corp., CMO,
53	3.597%, 10/25/34, FRN	Aaa/AAA	52,147
1,730	7.50%, 3/25/34, (a)(d)	Aaa/AAA	1,641,156
476	Provident Funding Mortgage Loan Trust, 4.187%, 4/25/34, CMO, VRN	Aaa/AAA	466,878
2,840	Residential Accredit Loans, Inc., 6.00%, 8/25/35, CMO	NR/AAA	2,367,523
	Residential Asset Securitization Trust, CMO,
539	3.657%, 2/25/34, FRN	NR/AAA	482,988
3,243	6.00%, 3/25/37	NR/AAA	2,302,596

757	Residential Funding Mortgage Sec. I, 3.607%, 7/25/18, CMO, FRN	NR/AAA	674,479
38	SACO I, Inc., 7.00%, 8/25/36, CMO (a)(d)	Aaa/NR	37,472
	Sequoia Mortgage Trust, CMO, FRN,
128	3.568%, 10/20/27	Aaa/AAA	113,089
143	3.588%, 10/20/27	Aaa/AAA	137,517
462	4.274%, 8/20/34	Aaa/AAA	418,353
31	4.500%, 9/20/32	Aaa/AAA	29,766
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
387	4.26%, 3/25/34, VRN	Aaa/AAA	356,571
670	4.607%, 5/25/35, FRN	Aaa/AAA	379,384
3,684	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	Aaa/AAA	3,990,509
	Washington Mutual, Inc., CMO,
12	4.255%, 6/25/42, FRN	Aaa/AAA	11,063
49	4.255%, 8/25/42, FRN	Aaa/AAA	43,685
525	4.585%, 4/25/35, VRN	Aaa/AAA	508,921
48	6.478%, 1/25/33, FRN	Aaa/AAA	45,816
1,880	6.50%, 11/25/18	NR/AAA	1,760,983
75	Wells Fargo MBS Trust, 3.621%, 9/25/34, CMO, FRN	Aaa/AAA	73,529

	Total Mortgage-Backed Securities (cost—$35,261,076)		31,314,208

ASSET-BACKED SECURITIES—13.1%
325	ACE Securities Corp., 6.457%, 4/25/35, FRN (a)(d)	Ca/D	3,895
1,729	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a)(d)	Aaa/AAA	1,795,660

8  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

ASSET-BACKED SECURITIES (continued)
$1,048	Ameriquest Mortgage Securities, Inc., 8.097%, 2/25/33, FRN	Ca/D	$107,719
	Bear Stearns Asset-Backed Securities Trust,
1,112	4.207%, 10/25/37, FRN	Aaa/AAA	907,295
2,367	5.539%, 7/25/36, VRN (i)	NR/AAA	1,152,329
	Bear Stearns Second Lien Trust, FRN (a)(d),
1,500	4.007%, 12/25/36	Aa1/CCC	89,170
1,000	5.707%, 12/25/36, Ser. B2	Ba3/CC	74,522
448	5.707%, 12/25/36, Ser. B3	B3/D	4,482
25	Cendant Mortgage Corp., 5.989%, 7/25/43, VRN (a)(d)	NR/NR	23,287
2,000	Citibank Omni Master Trust, 4.288%, 12/23/13, FRN (a)(d)	Aaa/AAA	1,988,839
8	Countrywide Asset-Backed Certificates, 3.487%, 4/25/34, FRN	Aaa/AAA	6,034
	Countrywide Home Equity Loan Trust, FRN,
100	2.708%, 4/15/30	Baa3/BB	52,009
65	2.708%, 1/15/34	Baa3/BB	37,541
318	CS First Boston Mortgage Securities Corp., 5.557%, 8/25/32, FRN	Ba3/CCC	44,119
1,521	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	1,465,641
	Green Tree Financial Corp.,
3,989	6.22%, 3/1/30	NR/BBB	3,514,819
1,076	6.53%, 4/1/30, VRN	Ba3/NR	999,614
2,572	6.53%, 2/1/31, VRN	NR/B-	2,032,639
2,325	6.81%, 12/1/28, VRN	Ba1/BBB	2,275,500
2,000	GSAMP Trust, 3.357%, 10/25/36, FRN (b)	B2/CCC	386,286
	Long Beach Mortgage Loan Trust, FRN,
588	4.632%, 3/25/32	A1/NR	441,133
779	5.682%, 3/25/32	B3/NR	269,936
350	MASTR Asset-Backed Securities Trust, 3.627%, 3/25/35, FRN	Aa1/AA+	340,952
2,212	Oakwood Mortgage Investors, Inc., 6.34%, 4/15/29	Ba1/NR	2,079,257
612	Residential Asset Mortgage Products, Inc., 3.327%, 10/25/36, FRN	Aaa/AAA	585,464
2,400	TABS Ltd., 3.887%, 2/12/47, CDO, FRN (a)(b)(d)(e)	C/CC	97,878
62	Wachovia Asset Securitization, Inc., 3.637%, 12/25/32, FRN	Aa3/AAA	48,655

	Total Asset-Backed Securities (cost—$28,541,899)		20,824,675

SENIOR LOANS (a)(c)—7.7%
	Automotive—0.8%
1,965	Ford Motor Corp., 5.49%, 12/16/13, Term B		1,299,765

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  9

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Value

SENIOR LOANS (a)(c) (continued)
	Commercial Products—0.4%
	Hertz Corp.,
$111	3.204%, 12/21/12	$99,292
241	3.99%, 12/21/12, Term B	215,802
340	4.25%, 12/21/12, Term B	303,733
30	4.69%, 12/21/12, Term B	26,840

		645,667

	Computer Services—0.3%
485	SunGard Data Systems, Inc., 4.553%, 2/11/13	423,412

	Entertainment—0.5%
489	MGM Studios, 7.012%, 4/8/12, Term B	348,968
	Warner Music Group, Inc., Term B,
69	4.796%, 2/28/11	62,259
35	4.799%, 2/28/11	31,604
105	4.81%, 2/28/11	94,811
105	4.81%, 2/28/11 (b)	94,811
44	5.188%, 2/28/11	39,704
124	5.704%, 2/28/11	112,599

		784,756

	Financial Services—1.3%
2,970	Chrysler Financial Corp., 6.82%, 8/3/12	2,017,372

	Healthcare & Hospitals—2.6%
	DaVita, Inc., Term B,
29	4.30%, 10/5/12	26,555
29	4.32%, 10/5/12	26,555
584	5.21%, 10/5/12	529,499
44	5.27%, 10/5/12	39,833
313	5.39%, 10/5/12	283,557
2,948	HCA, Inc., 6.012%, 11/18/13, Term B	2,591,958
	HealthSouth Corp.,
784	4.99%, 3/10/13	710,238
15	5.19%, 3/10/13 (b)	13,143

		4,221,338

	Paper/Paper Products—1.6%
	Georgia-Pacific Corp., Term B,
2,428	4.567%, 12/20/12	2,152,069
174	5.454%, 12/20/12	153,871
211	5.512%, 12/20/12	186,724

		2,492,664

10  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

SENIOR LOANS (a)(c) (continued)
	Waste Disposal—0.2%
	Allied Waste North America, Inc.,
$149	2.363%, 3/28/14		$144,575
10	4.93%, 3/28/14, Term B		9,402
67	5.43%, 3/28/14, Term B		65,299
129	5.55%, 3/28/14, Term B		124,662

			343,938

	Total Senior Loans (cost—$14,902,058)		12,228,912

SOVEREIGN DEBT OBLIGATIONS—2.1%
	Ukraine—2.1%
	Republic of Ukraine,
2,000	6.875%, 3/4/11	B1/B+	1,690,000
2,000	7.65%, 6/11/13	B1/B+	1,670,000

	Total Sovereign Debt Obligations (cost—$4,178,179)		3,360,000

MUNICIPAL BONDS—1.1%
	West Virginia—1.1%
1,970	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost—$1,852,297)	Baa3/BBB	1,691,344

SHORT-TERM INVESTMENTS—44.8%
	U.S. Treasury Bills (g)—33.4%
53,500	0.10%-1.71%,10/16/08-12/26/08 (cost—$53,339,797)		53,104,677

	U.S. Government Agency Securities—2.1%
3,300	Federal Home Loan Bank Discount Notes, 0.10%, 10/7/08 (cost—$3,299,945)		3,299,945

	Corporate Notes—1.9%
	Financial Services—1.2%
	General Motors Acceptance Corp. LLC,
2,500	4.054%, 5/15/09, FRN	B3/B-	1,809,103
125	4.25%, 3/15/09	B3/B-	102,457

			1,911,560

	Insurance—0.7%
1,000	Mystic Re Ltd., 9.111%, 12/5/08, FRN (a)(b)(d)	NR/BB+	999,700

	Total Corporate Notes (cost—$3,621,800)		2,911,260

	Sovereign Debt Obligations—1.2%
	Ukraine—1.2%
2,000	Republic of Ukraine, 6.45%, 8/5/09, FRN (cost—$2,022,961)	B1/B+	1,920,000

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  11

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Repurchase Agreement—6.2%
$9,900	Greenwich Capital Markets, dated 9/30/08, 0.250%, due 10/1/08, proceeds $9,900,069; collateralized by U.S. Treasury Inflation Index Note, 3.875%, due 1/15/09, valued at $10,109,583 including accrued interest (cost—$9,900,000)		$9,900,000

	Total Short-Term Investments (cost—$72,184,503)		71,135,882

Contracts/ Notional Amount

OPTIONS PURCHASED (h)—2.9%
	Call Options—1.0%
235,000,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 3.60%, expires 2/23/09		1,602,653

	Put Options—1.9%
235,000,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 5.80%, expires 2/23/09		912,740
180	Financial Future Euro—90 day (CME), strike price $89.75, expires 9/14/09		1,125
22,000,000	Freddie Mac (OTC), strike price $91, expires 10/7/08		—
	S&P 500 Index (OTC),
1	strike price $400, expires 12/18/08		13
245	strike price $1,150, expires 10/17/08		2,107,000

			3,020,878

	Total Options Purchased (cost—$6,416,851)		4,623,531

	Total Investments before options written
	(cost—$339,982,865)—197.7%		314,169,673

OPTIONS WRITTEN (h)—(0.2)%
	Call Options—(0.2)%
245	S&P 500 Index (OTC),
	strike price $1,270, expires 10/17/08
	(premiums received—$1,852,830)		(379,750)

	Total Investments net of options written
	(cost—$338,130,035)—197.5%		313,789,923
	Other liabilities in excess of other assets—(97.5)%		(154,870,336)

	Net Assets—100.0%		$158,919,587

12  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2008 (unaudited) (continued)

Notes to Schedule of Investments:
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $41,180,846, representing 25.91% of net assets.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on September 30, 2008.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Securities with an aggregate value of $1,635,669, representing 1.03% of net assets, have been fair-valued using methods as described in Note 1(a) in the Notes to Financial Statements.
(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated as collateral for swaps.
(h)	Non-income producing.
(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
€—Euro
¥—Japanese Yen
ABS—Asset Backed Securities
CDO—Collateralized Debt Obligation
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.
LIBOR—London Inter-bank Offered Rate
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over-the-Counter

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2008.

See accompanying Notes to Financial Statements | 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  13

PIMCO Global StocksPLUS & Income Fund Statement of Assets and Liabilities
September 30, 2008 (unaudited)

Assets:
Investments, at value (cost—$339,982,865)	$314,169,673

Cash (including foreign currency of $810,790 with a cost of $826,630)	4,060,281

Unrealized appreciation of swaps	14,625,325

Deposits with brokers for futures contracts collateral	12,791,000

Premium from swaps purchased	9,883,097

Receivable for swaps terminated	5,342,146

Receivable for variation margin on futures contracts	2,942,780

Interest receivable	2,113,171

Unrealized appreciation of forward foreign currency contracts	261,904

Receivable for investments sold	2,074

Prepaid expenses	7,752

Total Assets	366,199,203

Liabilities:
Payable for reverse repurchase agreements	115,853,000

Unrealized depreciation of swaps	70,216,011

Premium for swaps sold	10,190,214

Payable for swaps terminated	3,669,644

Payable to broker for swaps collateral	2,250,000

Payable for investments purchased	1,999,166

Dividends payable to shareholders	1,721,860

Contingent loss on contractual counterparty agreements	480,734

Options written, at value (premiums received—$1,852,830)	379,750

Investment management fees payable	230,412

Interest payable for reverse repurchase agreements	158,025

Unrealized depreciation of forward foreign currency contracts	32,224

Accrued expenses	98,576

Total Liabilities	207,279,616

Net Assets	$158,919,587

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share, applicable to 9,391,112 shares issued and outstanding)	$94

Paid-in-capital in excess of par	223,934,303

Dividends in excess of net investment income	(7,328,665)

Accumulated net realized gain	28,189,855

Net unrealized depreciation of investments, futures contracts, options written, swaps, foreign
currency transactions and contingent loss on contractual counterparty agreements	(85,876,000)

Net Assets	$158,919,587

Net Asset Value Per Share	$16.92

14  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund   Statement of Operations
Six Months ended September 30, 2008 (unaudited)

Investment Income:
Interest	$7,596,854

Facility and other fee income	1,513

Total Investment Income	7,598,367

Expenses:
Investment management fees	1,529,270

Interest expense	1,264,494

Custodian and accounting agent fees	61,353

Shareholder communications	57,239

Audit and tax services	49,400

Transfer agent fees	15,027

New York Stock Exchange listing fees	12,867

Trustees’ fees and expenses	11,767

Legal fees	4,802

Miscellaneous	4,340

Total expenses	3,010,559

Less: custody credits earned on cash balances	(4,197)

Net expenses	3,006,362

Net Investment Income	4,592,005

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,701,254)

Futures contracts	(2,681,645)

Options written	1,869,394

Swaps	11,905,799

Foreign currency transactions	428,132

Net change in unrealized appreciation/depreciation of:
Investments	(17,507,684)

Futures contracts	(6,803,968)

Options written	1,439,724

Swaps	(36,021,566)

Foreign currency transactions	354,719

Contingent loss on contractual counterparty agreements	(480,734)

Net realized and change in unrealized loss on investments, futures contracts, options written, swaps, foreign currency transactions and contingent loss on contractual counterparty agreements	(50,199,083)

Net Decrease in Net Assets Resulting from Investment Operations	$(45,607,078)

See accompanying Notes to Financial Statements | 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  15

PIMCO Global StocksPLUS & Income Fund Statement of Changes in Net Assets

	Six Months ended September 30, 2008 (unaudited)	Year ended March 31, 2008

Investment Operations:
Net investment income	$4,592,005	$11,463,662

Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	8,820,426	41,595,666

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, foreign currency transactions and contingent loss on contractual counterparty agreements	(59,019,509)	(68,617,400)

Net decrease in net assets resulting from investment operations	(45,607,078)	(15,558,072)

Dividends and Distributions to Shareholders from:
Net investment income	(10,331,162)	(24,535,220)

Net realized gains	—	(3,827,817)

Total dividends and distributions to shareholders	(10,331,162)	(28,363,037)

Total decrease in net assets	(55,938,240)	(43,921,109)

Net Assets:
Beginning of period	214,857,827	258,778,936

End of period (including dividends in excess of net investment income of $(7,328,665) and $(1,589,508), respectively)	$158,919,587	$214,857,827

16  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund  Statement of Cash Flows
Six Months ended September 30, 2008 (unaudited)

Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(261,071,075)

Proceeds from sales of long-term investments	246,308,735

Decrease in deposits with brokers for futures contracts collateral	12,499,000

Decrease in receivable from broker	8,720,000

Increase in payable to broker for swaps collateral	2,250,000

Interest and facility and other fee income received	7,575,363

Net cash provided by options written	11,924,252

Net cash provided by swap transactions	9,431,370

Operating expenses paid	(3,111,185)

Net cash used for futures transactions	(12,026,944)

Net realized gain on foreign currency transactions	409,459

Net increase in short-term investments	(20,175,187)

Net cash provided by operating activities*	2,733,788

Cash Flows provided by Financing Activities:
Increase in reverse repurchase agreements	11,370,000

Cash dividends paid	(10,331,162)

Net cash provided by financing activities	1,038,838

Net increase in cash	3,772,626

Cash at beginning of period	287,655

Cash at end of period	4,060,281

Reconciliation of Net Decrease in Net Assets Resulting from Investment Operations to Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from investment operations	(45,607,078)

Increase in receivable for investments sold	(2,074)

Decrease in payable for investments purchased	(29,540,153)

Decrease in deposits with brokers for futures contracts collateral	12,499,000

Decrease in receivable from broker	8,720,000

Increase in payable to broker for swaps collateral	2,250,000

Decrease in interest receivable	229,929

Decrease in premium for swaps purchased	552,671

Increase in receivable for swaps terminated	(5,160,599)

Decrease in premium for swaps sold	(1,536,145)

Increase in payable for swaps terminated	3,669,644

Decrease in premiums received for options written	(1,026,876)

Decrease in prepaid expenses	12,948

Decrease in investment management fees payable	(37,562)

Increase in net unrealized depreciation of swaps	36,021,566

Increase in net unrealized appreciation of options written	(1,439,724)

Increase in net unrealized appreciation of forward foreign currency contracts	(385,987)

Increase in net receivable for variation margin on futures contracts	(2,541,331)

Decrease in accrued expenses	(69,700)

Decrease in interest payable for reverse repurchase agreement	(10,509)

Increase in contingent loss on contractual counterparty agreements	480,734

Net decrease in investments	25,655,034

Net cash provided by operating activities	$2,733,788

* Included in operating expenses is cash paid for interest on reverse repurchase agreements of $1,275,003.

See accompanying Notes to Financial Statements | 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  17

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Global StocksPLUS & Income Fund (the “Fund”) was organized as a Massachusetts business trust on February 16, 2005. Prior to commencing operations on May 31, 2005, the Fund had no operations other than matters relating to its organization as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Fund’s Investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation. The Fund normally attempts to achieve its investment objective by investing in equity index derivative instruments relating to U.S. and non-U.S. markets, backed by an actively-managed, low duration (one- to three-year) debt portfolio with an average credit quality that is investment grade. The Fund currently intends to gain substantially all of its equity index exposure by investing in equity index derivatives based on the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Morgan Stanley Capital International® Europe, Australasia and Far East Index (the “MSCI EAFE Index”). The Fund also will employ a strategy of writing (selling) call options on U.S. equity indexes, seeking to generate gains from option premiums which may limit the Fund’s gains from increases in the S&P 500 Index. Typically, substantially all the Fund’s assets will be invested in a portfolio of income-producing debt securities and debt-related derivative securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at September 30, 2008. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, ‘‘Disclosures about Derivative Instruments and Hedging Activities’’ (‘‘SFAS 161’’). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Fund management is currently evaluating the impact of this new requirement.

18  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements of the Fund. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements
Effective April 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing models and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  19

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements (continued)

The following is a summary of the inputs used at September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments

Level 1 — Quoted Prices	$1,727,263	$(5,677,952)
Level 2 — Other Significant Observable Inputs	310,426,991	(57,052,578)
Level 3 — Significant Unobservable Inputs	1,635,669	1,210,838

Total	$313,789,923	$(61,519,692)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at September 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments

Beginning balance, 3/31/08	$8,498,734	$(2,919,355)
Net purchases (sales) and settlements	(500,894)	—
Accrued discounts (premiums)	(3,182)	—
Total realized and unrealized gain (loss)	(1,178,680)	867,500
Transfers in and/or out of Level 3	(5,180,309)	3,262,693

Ending balance, 9/30/08	$1,635,669	$1,210,838

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are recorded as other fee income upon receipt.

(d) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(e) Dividends and Distributions
The Fund declares dividends from net investment income monthly to shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par.

20  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Foreign Currency Translation
The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, call options written and foreign currency transactions. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(g) Forward Foreign Currency Contracts
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(h) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum ‘‘initial margin’’ requirements of the relevant exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(i) Option Transactions
The Fund may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategies. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  21

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value.

(j) Interest Rate/Credit Default/Total Return Swaps
The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received (paid) by the Fund are included as part of realized gain (loss) and net periodic payments accrued, but not yet received (paid), are included in change in the unrealized appreciation/depreciation on the Statement of Operations.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return on the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

22  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(k) Senior Loans
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(l) Repurchase Agreements
The Fund may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) When-Issued/Delayed-Delivery Transactions
The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Consequently, such fluctuations are taken into account when determining the net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(o) Credit-Linked Trust Certificates
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high-yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  23

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(p) Custody Credits on Cash Balances
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser
The Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable on a monthly basis at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets means the total assets of the Fund (including any assets attributable to any borrowings that may be outstanding, minus accrued liabilities (other than liabilities representing borrowings)).

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC, (the “Sub-Adviser”) to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

3. Investments in Securities
Purchases and sales of securities, other than short-term securities and U.S. Government obligations for the six months ended September 30, 2008, were $215,154,469 and $244,642,717, respectively.

(a) Futures contracts outstanding at September 30, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)

Long:	Financial Future Euro-90 day	90	$21,723	12/15/08	$(32,625)
	Financial Future Euro-90 day	90	21,797	9/14/09	23,625
	S&P 500 Index	161	47,052	12/18/09	(3,677,306)
	E-mini S&P 500 Index	423	24,724	12/19/09	(1,991,646)

					$(5,677,952)

The Fund pledged $12,791,000 in cash as collateral for futures contracts.

(b) Transactions in options written for the six months ended September 30, 2008:

	Contracts	Premiums

Options outstanding, March 31, 2008	302	$2,879,706
Options written	1,668	11,924,252
Options terminated in closing purchase transactions	(1,725)	(12,951,128)

Options outstanding, September 30, 2008	245	$1,852,830

24  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

3. Investments in Securities (continued)

(c) Credit default swaps contracts outstanding at September 30, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)

Bank of America:
ABS Home Equity Index	$2,000	8/25/37	0.15%	$20,042
Long Beach Mortgage Loan Trust	738	7/25/33	4.50%	(660,245)
Barclays Bank:
Dow Jones CDX HY-8 Index 35-100%	2,484	6/20/12	0.787%	(61,933)
Federation of Russia	4,900	7/20/11	1.65%	(614,155)
Bear Stearns:
ABS Home Equity Index	2,580	5/25/46	(2.42)%	2,262,597
Indymac Home Equity Loan	1,515	6/25/30	(0.45)%	356,001
Citigroup:
Commercial Industrial Finance	1,000	10/20/20	(2.15)%	520,480
Dow Jones CDX HY-8 Index 35-100%	4,968	6/20/12	0.63%	(148,171)
Home Equity Index	1,000	8/25/37	0.09%	2,590
Credit Suisse First Boston:
ABS Home Equity Index	9,000	8/25/37	0.15%	(1,481,113)
ABS Home Equity Index	1,000	8/25/37	0.09%	(154,910)
Samis	800	3/20/09	2.30%	(2,101)
Deutsche Bank:
American International Group	2,000	3/20/13	2.10%	(667,590)
Dow Jones CDX HY-8 Index 25-35%	2,000	6/20/12	1.035%	(232,945)
Dow Jones CDX IG-5 Index 3-7%	5,000	12/20/10	(0.65)%	1,070,277
Dow Jones CDX IG-10 5 Year Index	7,300	6/20/13	(1.55)%	(61,859)
Goldman Sachs:
ABS Home Equity Index	2,580	5/25/46	2.42%	(2,233,056)
Goldman Sachs International	500	10/20/20	(4.50)%	317,716
Goldman Sachs International	1,500	10/11/21	(5.00)%	861,008
HSBC Bank:
Republic of Ukraine	5,000	4/20/09	0.70%	(111,198)
JPMorgan Chase:
ABS Home Equity Index	2,580	5/25/46	2.42%	(2,230,406)
Lennar	2,000	12/20/12	5.40%	(126,596)
Merrill Lynch	5,000	3/20/17	(0.40)%	952,450
Qwest Holding	1,000	9/20/10	4.20%	(12,136)
Merrill Lynch & Co.:
ABS Home Equity Index	1,000	5/25/46	0.11%	(127,387)
Dow Jones CDX HY-8 Index 25-35%	1,000	6/20/12	1.058%	(115,731)
Dow Jones CDX HY-8 Index 35-100%	2,484	6/20/12	0.91%	(52,412)

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  25

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

3. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)

Morgan Stanley:
ABS Home Equity Index	$1,272	6/25/34	(1.15)%	$1,157,197
Biomet	4,000	9/20/12	2.95%	(48,270)
Federal Republic of Brazil	2,000	6/20/15	4.23%	277,519
Federation of Russia	5,000	6/20/15	1.52%	(306,161)
Gazprom Capital	3,000	12/20/08	1.38%	(2,243)
Indymac Home Equity Loan	1,516	6/25/30	1.50%	(302,363)
Morgan Stanley Dean Witter Capital	490	8/25/32	2.15%	(447,567)
Republc of Panama	5,000	6/20/15	2.75%	171,684
Republic of Peru	5,000	6/20/15	2.90%	268,572
United Mexican States	5,000	6/20/15	1.40%	(40,188)
UBS:
ABS Home Equity Index	1,272	6/25/34	1.50%	(1,150,918)

				$(3,153,521)

(d) Interest rate swap agreements outstanding at September 30, 2008:

			Rate Type

Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)

Barclays Bank	$23,500	12/17/18	5.00%	3-Month USD-LIBOR	$(1,017,517)
Barclays Bank	214,600	6/21/25	3-Month USD-LIBOR	5.00%	2,535,627
Barclays Bank	206,000	12/17/25	5.00%	3-Month USD-LIBOR	(9,657,655)
Merrill Lynch & Co.	14,200	12/17/13	3-Month USD-LIBOR	4.00%	35,710
Morgan Stanley	34,500	12/17/18	5.00%	3-Month USD-LIBOR	(830,375)
Royal Bank of Scotland	421,100	2/25/18	3.60%	3-Month USD-LIBOR	(3,207,231)
Royal Bank of Scotland	421,100	2/25/18	3-Month USD-LIBOR	5.80%	3,815,855

					$(8,325,586)

(e) Total return swap contracts outstanding at September 30, 2008:

Swap Counterparty	Fund Receives	Fund Pays	Termination Date	Notional Amount	Unrealized Depreciation

Barclays Bank	MSCI Daily	3 month LIBOR	10/31/08	$128,999,986	$(44,111,579)
	Total Return EAFE	plus 0.25%

EAFE – Europe and Australasia, Far East Equity Index
LIBOR – London Inter-Bank Offered Rate
MSCI – Morgan Stanley Capital International

The Fund received $3,450,000 principal value in U.S. Treasury Bills and $2,250,000 in cash as collateral for swaps.

26  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

3. Investments in Securities (continued)

(f) Forward foreign currency contracts outstanding at September 30, 2008:

	U.S. $ Value Origination Date	U.S. $ Value September 30, 2008	Unrealized Appreciation (Depreciation)

Purchased:
4,387,000 Euros settling 10/3/08	$6,159,348	$6,162,843	$3,495

Sold:
4,387,000 Euros settling 10/3/08	6,421,252	6,162,843	258,409
4,387,000 Euros settling 10/16/08	6,170,315	6,171,204	(889)
160,000,000 Japanese Yen settling 10/20/08	1,480,152	1,511,487	(31,335)

			$229,680

(g) The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended September 30, 2008 was $102,453,284 at a weighted average interest rate of 2.43%.

Open reverse repurchase agreements at September 30, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Deutsche Bank	2.50%	9/11/08	10/14/08	$93,986,356	$93,856,000
	2.50%	9/24/08	10/14/08	1,744,848	1,744,000
	2.52%	9/10/08	10/14/08	2,959,344	2,955,000
	2.52%	9/11/08	10/14/08	3,004,200	3,000,000
Goldman Sachs	2.75%	9/15/08	10/14/08	11,833,445	11,819,000
Morgan Stanley	2.65%	9/10/08	10/14/08	2,482,832	2,479,000

					$115,853,000

Details of underlying collateral for open reverse repurchase agreements at September 30, 2008, as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Principal	Market Value

Deutsche Bank	Fannie Mae	5.50%	11/1/34	$1,059,231	$1,058,584
	Fannie Mae	5.50%	1/1/35	910,963	909,403
	Fannie Mae	5.50%	2/1/48	7,058,316	6,879,377
	Fannie Mae	5.50%	4/1/48	8,122,978	7,917,048
	Fannie Mae	5.50%	6/1/48	5,663,220	5,519,649
	Fannie Mae	6.00%	3/1/30	7,392,492	7,514,406
	Fannie Mae	6.00%	5/25/31	7,232,003	7,310,153
	Fannie Mae	6.00%	8/1/36	932,859	946,092
	Fannie Mae	6.00%	9/1/36	2,559,423	2,595,730
	Fannie Mae	6.00%	11/1/37	1,731,644	1,756,111
	Fannie Mae	6.00%	12/1/37	862,450	874,636
	Fannie Mae	6.00%	5/1/38	3,673,031	3,724,929
	Fannie Mae	6.50%	2/1/30	1,665,934	1,718,602
	Fannie Mae	6.50%	2/25/33	803,004	823,670
	Fannie Mae	6.95%	8/25/21	959,823	1,018,073

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  27

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

3. Investments in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Market Value

	Fannie Mae	7.00%	8/25/21	$475,380	$498,402
	Fannie Mae	7.00%	9/25/21	857,535	898,634
	Fannie Mae	7.00%	11/1/24	1,080,869	1,137,914
	Fannie Mae	7.50%	2/25/42	1,703,190	1,794,098
	Fannie Mae	8.00%	8/1/32	3,562,292	3,880,265
	Freddie Mac	6.50%	10/15/23	2,000,000	2,075,558
	Freddie Mac	6.50%	4/15/24	718,768	748,089
	Freddie Mac	6.50%	6/15/31	2,513,585	2,594,212
	Freddie Mac	6.50%	8/15/31	2,884,102	3,008,879
	Freddie Mac	6.50%	2/15/32	2,482,225	2,555,455
	Freddie Mac	6.50%	2/1/34	929,077	952,251
	Freddie Mac	6.50%	7/1/34	2,671,146	2,742,906
	Freddie Mac	6.50%	11/1/36	193,771	198,967
	Freddie Mac	6.50%	4/1/37	782,394	803,254
	Freddie Mac	6.50%	7/1/37	784,607	805,526
	Freddie Mac	6.50%	8/1/37	238,595	244,956
	Freddie Mac	6.50%	9/1/37	1,724,758	1,770,743
	Freddie Mac	6.50%	11/1/37	2,153,698	2,211,120
	Freddie Mac	6.50%	12/1/37	1,040,784	1,068,533
	Freddie Mac	6.50%	1/1/38	2,162,421	2,220,076
	Freddie Mac	6.50%	2/1/38	3,772,088	3,872,659
	Freddie Mac	6.50%	3/1/38	2,783,484	2,857,697
	Freddie Mac	6.50%	4/1/38	4,819,189	4,947,678
	Freddie Mac	6.50%	5/1/38	989,219	1,015,593
	Freddie Mac	6.50%	7/1/38	984,390	1,010,635
	Freddie Mac	7.00%	6/15/31	3,665,645	3,840,614
	Freddie Mac	7.00%	8/1/36	2,144,101	2,216,475
	Freddie Mac	7.50%	9/15/30	963,850	1,026,073
	Freddie Mac	9.475%	8/25/22	1,013,629	1,058,493
Goldman Sachs	Fannie Mae	6.00%	10/1/35	659,677	669,241
	Fannie Mae	6.00%	6/1/36	60,127	60,980
	Fannie Mae	6.00%	7/1/36	698,146	708,050
	Fannie Mae	6.00%	10/1/36	1,241,699	1,259,313
	Fannie Mae	6.00%	5/1/37	86,076	87,292
	Fannie Mae	6.00%	6/1/37	25,406	25,765
	Fannie Mae	6.00%	11/1/37	1,144,886	1,161,062
	Fannie Mae	6.00%	1/1/38	460,390	466,896
	Fannie Mae	6.00%	3/1/38	70,823	71,828
	Fannie Mae	6.50%	6/1/31	9,713	9,971
	Fannie Mae	6.50%	9/1/31	143,929	147,703
	Fannie Mae	6.50%	11/1/31	270,024	277,019
	Fannie Mae	6.50%	7/1/32	459,681	471,014
	Fannie Mae	6.50%	9/1/32	631,949	644,804
	Fannie Mae	6.50%	10/1/33	184,358	190,171
	Fannie Mae	6.50%	12/1/33	490,493	503,199
	Fannie Mae	6.676%	11/1/28	345,991	357,404

28  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

3. Investments in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Market Value

	Fannie Mae	7.00%	2/1/31	$230,574	$241,592
	Fannie Mae	7.50%	6/1/32	121,284	128,071
	Fannie Mae	7.50%	10/1/32	22,037	23,262
	Freddie Mac	6.50%	3/1/34	344,721	352,673
	Freddie Mac	6.50%	5/1/34	559,090	574,188
	Freddie Mac	6.50%	7/1/34	216,651	221,513
	Freddie Mac	6.50%	8/1/34	151,442	154,778
	Freddie Mac	6.50%	11/1/34	360,494	368,359
	Freddie Mac	6.50%	11/1/36	204,925	210,420
	Freddie Mac	6.50%	10/1/37	567,201	582,324
	Freddie Mac	6.50%	11/1/37	522,802	536,741
	Freddie Mac	6.50%	12/1/37	490,149	503,218
	Freddie Mac	6.50%	2/1/38	152,698	156,769
	Freddie Mac	6.50%	5/1/38	657,742	675,278
	Freddie Mac	8.50%	5/17/10	236,097	240,057
Morgan Stanley	Freddie Mac	6.00%	10/1/36	2,485,643	2,524,399

					$119,227,572

4. Income Tax Information
Net investment income and net realized gains differ for financial statement and federal income tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended September 30, 2008, the Fund received $7,352,007 from swap agreements, which are treated as net realized gain for financial statement purposes and as net income for federal income tax purposes.

The cost basis of portfolio securities of $339,982,865 is substantially the same for both federal income tax and financial reporting purposes. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $1,869,727; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $27,682,919; net unrealized depreciation for federal income tax purposes is $25,813,192.

5. Subsequent Dividend Declarations
On October 1, 2008, a dividend of $0.18335 per share was declared to shareholders payable November 3, 2008 to shareholders of record on October 11, 2008.

On November 3, 2008, a dividend of $0.18335 per share was declared to shareholders payable December 1, 2008 to shareholders of record on November 13, 2008.

6. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC (“AGID”) and Allianz Global Investors of America L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  29

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

6. Legal Proceedings (continued)

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

Subsequent Event-Market Conditions
Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many investment companies, including the Fund. The Fund’s exposure to the financial sector in general, as reflected in the Fund’s Schedule of Investments, subject the investors to the potential for an unusually high degree of volatility in the Fund’s performance.

30  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended September 30, 2008 (unaudited)				For the period May 31, 2005* through March 31, 2006

			Year ended March 31,

			2008	2007

Net asset value, beginning of period	$22.88		$27.56	$26.04	$23.88	**

Investment Operations:
Net investment income	0.49		1.22	1.04	0.80

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments, foreign currency transactions and contingent loss on contractual counterparty agreements	(5.35)		(2.88)	2.92	3.52

Total from investment operations	(4.86)		(1.66)	3.96	4.32

Dividends and Distributions to Shareholders from:
Net investment income	(1.10)		(2.61)	(2.24)	(2.11)

Net realized gains	—		(0.41)	(0.20)	—

Total dividends and distributions to shareholders	(1.10)		(3.02)	(2.44)	(2.11)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	—	(0.05)

Net asset value, end of period	$16.92		$22.88	$27.56	$26.04

Market price, end of period	$14.44		$22.20	$27.36	$24.49

Total Investment Return (1)	(31.22)%		(8.02)%	22.51%	6.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$158,920		$214,858	$258,779	$242,981

Ratio of expenses to average net assets, including interest expense (2)	2.97	%(3)	3.14%	2.66%	1.99	%(3)

Ratio of expenses to average net assets, excluding interest expense (2)	1.72	%(3)	1.51%	1.42%	1.31	%(3)

Ratio of net investment income to average net assets	4.54	%(3)	4.62%	3.91%	3.82	%(3)

Portfolio turnover	78%		156%	86%	105%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of share of stock at the current market price on the first day of each period and a sale of a share of stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(p) in Notes to Financial Statements).
(3)	Annualized.

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  31

PIMCO Global StocksPLUS & Income Fund	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio
Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 10-11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Fund’s Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2008.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of portfolios of other clients of the Sub-Adviser (iv) the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund for the one-year period ended March 31, 2008, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined each of the Investment Manager’s and the Sub-Adviser’s ability to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well

32  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

PIMCO Global StocksPLUS & Income Fund	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio
Management Agreements (unaudited)

as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For the Fund, the Trustees specifically took note of how the Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Fund compared to its Lipper peer categories. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

The Trustees noted that the Fund had outperformed its peer group’s low returns and had underperformed the peer group’s media and high returns for the one-year period ended March 31, 2008. The Trustees also noted that the Fund’s expense ratio was in line with the high for its peer group and was above the median and the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of the Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients. The Trustees noted that the management fees paid by the Fund were generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Fund, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

| 9.30.08 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report  33

PIMCO Global StocksPLUS & Income Fund	Annual Shareholder Meeting
Results/Proxy Voting
Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their annual meeting of shareholders on July 23, 2008. Shareholders voted to re-elect Robert E. Connor and John C. Maney, and to elect Diana L. Taylor as Trustees as indicated below:

		Withheld
	Affirmative	Authority

Re-election of Robert E. Connor — Class III to serve until 2011	8,135,329	96,204
Re-election of John C. Maney — Class III to serve until 2011	8,147,594	83,939
Election of Diana L. Taylor — Class II to serve until 2010	8,147,969	83,564

Messrs. Paul Belica, Hans W. Kertess, William B. Ogden, IV, and R. Peter Sullivan II continue to serve as Trustees of the Fund. In May 2008, the Fund’s Board of Trustees appointed Diana L. Taylor as a Trustee. Mr. John J. Dalessandro II served as a Class II Trustee of the Fund until his death on September 14, 2008.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34  PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.08 |

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Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John C. Maney	Scott Whisten
Trustee	Assistant Treasurer
William B. Ogden, IV	Richard J. Cochran
Trustee	Assistant Treasurer
R. Peter Sullivan III	Youse E. Guia
Trustee	Chief Compliance Officer
Diana L. Taylor	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Global StocksPLUS & Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On July 31, 2008 the Fund submitted a CEO annual certification to the New York Stock Exchange (‘‘NYSE’’) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

     Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

     Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

     Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

     Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

     None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270-30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)	(1)	Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)		Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Global StocksPLUS & Income Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President and Chief Executive Officer

Date: December 5, 2008

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President and Chief Executive Officer

Date: December 5, 2008

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 5, 2008